Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	$ 403	$ (295)	$ 418
Cash dividends declared per common share	$ 1.36	$ 3.08	$ 0.64